Retirement employee benefits	12 Months Ended
Dec. 31, 2024
Disclosure Of Retirement Benefits [Abstract]
Retirement employee benefits
17.
Retirement employee benefits
a.
Defined contribution plans – Under Mexican legislation, the Company makes payments equivalent to 2% of its workers’ daily comprehensive salary to a defined contribution plan that is part of the retirement savings system. The expense was Ps.12,496, Ps.15,860 and Ps.24,961 in 2022, 2023 and 2024, respectively.

In Jamaica, the Company operates a defined contribution pension plan, which is managed by an independent trust. The Company has no further obligation other than its contribution mandated under the plan. The pension plan is financed primarily by payments from employees and the Company.

b.
Defined benefit plans – According to the Federal Labor Law in Article 162, the Company is required to pay in Mexico a seniority premium as post employment benefits if an employee leaves and if have at least 15 years of service, which consist of a payment of 12 days per worked year based on the last salary, not to exceed twice the legal minimum wage established by law. The present value of the retirement benefit obligation and the current service cost and past service costs were calculated by independent experts using the projected unit credit method.

The defined benefit plans in Mexico usually expose the Company to actuarial risks such as: interest rate risk, longevity risk and salary risk.

Interest risk	A decrease in the interest rate bond will increase the plan liability.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of the plan participants, during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of the plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2022, 2023 and 2024 is as follows:

	2022		2023		2024
Present value of defined benefit obligations	Ps.	216,908	Ps.	280,423	Ps.	353,509

The table below shows the movements in the present value of defined benefit obligations:

	2022		2023		2024
Opening defined benefit obligation	Ps.	193,126	Ps.	216,908	Ps.	280,423
Service cost recognized in net income		35,530		51,452		68,020
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		(8,802)		15,932		(10,201)
Benefits paid		(2,946)		(3,869)		15,267
Ending defined benefit obligation	Ps.	216,908	Ps.	280,423	Ps.	353,509

Below are the amounts for the years ended December 31, 2022, 2023 and 2024 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2022		2023		2024
Current service labor cost	Ps.	20,213	Ps.	22,352	Ps.	36,997
Interest cost		15,999		30,273		30,834
Actuarial (gains) losses		(682)		(1,173)		189
Components of defined benefit costs recognized in net income (Note 24)		35,530		51,452		68,020
Benefits paid		(2,946)		(3,869)		15,267
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		(8,802)		15,932		(10,201)
Total recognized as employee benefit cost	Ps.	23,782	Ps.	63,515	Ps.	73,086

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2022	2023	2024
Discount of the projected benefit obligation at present value	10.2%	9.7%	10.7%
Salary increase	6.0%	5.3%	6.2%
Remaining labor life	15.7 years	15.9 years	16.4 years
Inflation	5.8%	3.80%	4.2%

The discount rate is determined based on the structure of the interest rate curve of government bonds for 30 years. The net interest cost on the retirement benefit obligation is recorded in profit and loss within the operating cost, in conjunction with the other components of liabilities for retirement benefits.

If the discount rate had a variation of 100 basis points upward or downward, the effect on the liability for retirement benefits would be impacted by Ps.26,328.

Assumptions related to expected mortality are based on statistics and experience of the Mexican population. The average life expectancy of an individual retiring at age 65 is 17 years for men and 19 years for women (Demographic Mortality Experience for Active people, EMSSA 2009).